5. Loans and amounts due from credit institutions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans And Amounts Due From Credit Institutions Currency [Abstract]
Brazilian Real	R$ 109,287,868	R$ 107,693,973	R$ 91,419,015
US dollar	2,778,911	1,401,601	422,247
Euro	782,997	151,097	32,058
Total	R$ 112,849,776	R$ 109,246,671	R$ 91,873,320